35. FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL ASSETS
Interest income		$ 1.8	$ 1.6
Other finance income		0.1	0.5
From interest		1.9	2.1	$ 1.6
Fair values gain (loss)		0.0
Foreign exchange gain (loss)	[1]	1.1	(0.3)
Impairments/allowances	[2]	0.3	(1.5)
Total – from subsequent valuation		1.4	(1.8)
Net (expense)/income		3.3	0.3
FINANCIAL LIABILITIES
Interest expenses		(29.4)	(29.1)
Other finance expenses		(0.5)	(0.5)
From interest		(29.9)	(29.6)
Foreign exchange gain (loss)	[1]	0.2	(0.1)
Total – from subsequent valuation		0.2	(0.1)
Net (expense)/income		(29.7)	(29.7)
Financial liabilities at amortized cost
FINANCIAL LIABILITIES
Interest expenses		(29.4)	(29.1)
Other finance expenses		(0.5)	(0.5)
From interest		(29.9)	(29.6)
Fair values gain (loss)			0.0
Foreign exchange gain (loss)	[1]	0.2	(0.1)
Impairments/allowances			0.0
Total – from subsequent valuation		0.2	(0.1)
Net (expense)/income		(29.7)	(29.7)
Financial liabilities at fvtpl
FINANCIAL LIABILITIES
Interest expenses		0.0	0.0
Other finance expenses		0.0	0.0
From interest		0.0	0.0
Fair values gain (loss)			0.0
Foreign exchange gain (loss)	[1]	0.0	0.0
Impairments/allowances			0.0
Total – from subsequent valuation		0.0	0.0
Net (expense)/income		0.0	0.0
Loans and receivables
FINANCIAL ASSETS
Interest income		1.8	1.6
Other finance income		0.1	0.5
From interest		1.9	2.1
Fair values gain (loss)
Foreign exchange gain (loss)	[1]	1.1	(0.3)
Impairments/allowances	[2]	0.3	(1.5)
Total – from subsequent valuation		1.4	(1.8)
Net (expense)/income		3.3	0.3
Financial assets at fvtpl
FINANCIAL ASSETS
Interest income		0.0	0.0
Other finance income		0.0	0.0
From interest		0.0	0.0
Fair values gain (loss)			0.0
Foreign exchange gain (loss)	[1]	0.0	0.0
Impairments/allowances	[2]	0.0	0.0
Total – from subsequent valuation		0.0	0.0
Net (expense)/income		$ 0.0	$ 0.0

[1]	This position includes the foreign exchange gain (loss) recognized on third party and intercompany financial assets and liabilities through consolidated income statement
[2]	This position includes the income from the released impairments and allowances and recoveries during the period less the increase of impairments and allowances